Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Assets	$ 139,610	$ 27,278
Liabilities:
Liabilities		30,515
SAFE Liabilities [Member]
Liabilities:
Liabilities		30,515
Money Market Funds [Member] | Cash Equivalents [Member]
Assets:
Assets	139,610	27,278
Fair Value, Inputs, Level 1 [Member]
Assets:
Assets	139,610	27,278
Liabilities:
Liabilities		0
Fair Value, Inputs, Level 1 [Member] | SAFE Liabilities [Member]
Liabilities:
Liabilities		0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member] | Cash Equivalents [Member]
Assets:
Assets	139,610	27,278
Fair Value, Inputs, Level 2 [Member]
Assets:
Assets	0	0
Liabilities:
Liabilities		0
Fair Value, Inputs, Level 2 [Member] | SAFE Liabilities [Member]
Liabilities:
Liabilities		0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member] | Cash Equivalents [Member]
Assets:
Assets	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Assets	0	0
Liabilities:
Liabilities		30,515
Fair Value, Inputs, Level 3 [Member] | SAFE Liabilities [Member]
Liabilities:
Liabilities		30,515
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member] | Cash Equivalents [Member]
Assets:
Assets	$ 0	$ 0